PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of:

	As of December 31,
	2010	2011
	RMB	RMB

Staff advances and others	3,595	3,000
Prepaid investments	4,500	-
Advance to an online school	3,072	1,707
Prepaid rental expense	3,921	4,329
Prepaid advertisement expense	178	510
Prepaid courseware use right	750	1,547
Prepaid professional fees	2,078	2,126
Advances to suppliers	4,784	3,410
Interest receivables from term deposits	1,165	1,056
Value-added tax rebate receivable	6,923	5,040

	30,966	22,725

Advance to an online school represented amount loaned to an online education alliance program to fund its operations, which is non-interest bearing and is payable on demand. Value-added tax rebate receivable represented the accrued value added tax rebate from online degree programs and online tutoring which is expected to be received in 2012.